Consolidated Statements of Cash Flows - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES:
Net income	$ 2,638	$ 7,507	$ 12,700
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,578	28,647	38,552
Amortization of deferred financing costs	430	1,943	1,598
Amortization of deferred drydock and special survey costs	225	3,639	1,314
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	(642)	356	(2,001)
Decrease/(increase) in balance due from related companies, current	(5,195)	0	5,643
Increase in inventories	(536)	(3,858)	(63)
Increase in other current assets	(4)	(1,622)	(2,854)
Decrease/(increase) in prepaid expenses	0	28	(100)
Increase in balance due from related parties, non-current	(5,765)	(333)	(2,097)
Increase in other long term assets	0	(127)	(1,099)
(Decrease)/increase in accounts payable	536	(1,230)	2,992
(Decrease)/increase in accrued expenses	2,541	2,626	(1,631)
Increase/(decrease) in due to related companies	(1,674)	12,521	4,065
(Decrease)/increase in deferred income and cash received in advance	298	(1,345)	(392)
Payments for drydock and special survey costs	(3,807)	(11,776)	(9,118)
Net cash provided by operating activities	2,623	36,976	47,509
INVESTING ACTIVITIES:
Cash acquired through asset acquisition	5,433	0	0
Acquisition of/additions to vessels and time charters at favorable terms	(254,660)	(62,513)	(170,503)
Net cash used in investing activities	(249,227)	(62,513)	(170,503)
FINANCING ACTIVITIES:
Proceeds from long-term debt and financial liability, net	127,760	125,022	216,200
Repayment of long-term debt and financial liability	(8,340)	(98,417)	(114,255)
Debt issuance costs	(815)	(1,851)	(3,615)
Proceeds from issuance of common units, net of offering costs	142,500	0	29,055
Net cash provided by financing activities	261,105	24,754	127,385
Net (decrease)/increase in cash and cash equivalents and restricted cash	14,501	(783)	4,391
Cash and cash equivalents and restricted cash, beginning of period	0	18,892	14,501
Cash and cash equivalents and restricted cash, end of period	14,501	18,109	18,892
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net	$ 1,599	$ 14,296	$ 9,028